Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Lease liabilities.
Schedule of change in the lease liabilities

Balance as at December 31, 2019	$1,129,249
Lease addition	465,312
Lease termination	(33,442)
Accretion of lease liability	79,205
Repayment of principal and interest	(564,551)
Balance as at December 31, 2020	$1,075,773
Lease addition	1,086,446
Accretion of lease liability	35,195
Repayment of principal and interest	(184,924)
Balance as at March 31, 2021	$2,012,490

Schedule of the contractual undiscounted cash flows related to leases

			Present value of
	Future minimum		minimum lease
At March 31, 2021	lease payments	Interest	payments
Less than one year	$641,932	$127,223	$514,709
Between one and five years	1,041,904	320,369	721,534
More than five years	905,208	128,961	776,247
	$2,589,044	$576,553	$2,012,490
Current portion of lease liabilities			514,709
Non-current portion of lease liabilities			$1,497,781

			Present
	Future		value of
	minimum		minimum
	lease		lease
At December 31, 2020	payments	Interest	payments
Less than one year	$641,448	$65,216	$576,232
Between one and five years	458,146	84,257	373,889
More than five years	133,118	7,466	125,652
	$1,232,712	$156,939	1,075,773
Current portion of lease liabilities			576,232
Non-current portion of lease liabilities			$499,541